UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     August 12, 2010

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       39

Form 13F Information Table Value Total:  327,955

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                          VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER        VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS   SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7           COLUMN 8
====================================================================================================================================
Abbott Laboratories          Common         002824 10 0   5,614    120,000     SH         SOLE             120,000     0         0
Agilent Technologies, Inc.   Common         00846U 10 1  26,156    920,000     SH         SOLE             920,000     0         0
Analog Devices, Inc.         Common         032654 10 5  18,889    678,000     SH         SOLE             678,000     0         0
Arbinet Corporation          Common         03875P 10 0   1,990  1,000,000     SH         SOLE           1,000,000     0         0
AT&T Inc.                    Common         00206R 10 2   4,838    200,000     SH         SOLE             200,000     0         0
The Bank of New York
  Mellon Corporation         Common         064058 10 0  16,666    675,000     SH         SOLE             675,000     0         0
Brady Corporation            Class A        104674 10 6  18,690    750,000     SH         SOLE             750,000     0         0
Carlisle Companies Inc.      Common         142339 10 0   7,226    200,000     SH         SOLE             200,000     0         0
Cenovus Energy Inc.          Common         15135U 10 9   2,579    100,000     SH         SOLE             100,000     0         0
CEVA, Inc.                   Common         157210 10 5  10,119    803,100     SH         SOLE             803,100     0         0
Coherent, Inc.               Common         192479 10 3  28,503    831,000     SH         SOLE             831,000     0         0
Convergys Corporation        Common         212485 10 6  16,677  1,700,000     SH         SOLE           1,700,000     0         0
Devon Energy Corporation     Common         25179M 10 3  12,184    200,000     SH         SOLE             200,000     0         0
Dover Corporation            Common         260003 10 8  12,119    290,000     SH         SOLE             290,000     0         0
EnCana Corporation           Common         292505 10 4   3,034    100,000     SH         SOLE             100,000     0         0
Erie Indemnity Company       Class A        29530P 10 2     455     10,000     SH         SOLE              10,000     0         0
Flextronics International
  Ltd.                       Common         Y2573F 10 2   3,528    630,000     SH         SOLE             630,000     0         0
General Electric Company     Common         369604 10 3   2,884    200,000     SH         SOLE             200,000     0         0
GeoMet Inc.                  Common         37250U 20 1   2,280  2,000,000     SH         SOLE           2,000,000     0         0
Heritage-Crystal Clean Inc.  Common         42726M 10 6   3,220    400,000     SH         SOLE             400,000     0         0
Home Federal Bancorp, Inc.   Common         43710G 10 5   3,002    237,700     SH         SOLE             237,700     0         0
Intel Corporation            Common         458140 10 0  15,754    810,000     SH         SOLE             810,000     0         0
Johnson & Johnson            Common         478160 10 4   5,906    100,000     SH         SOLE             100,000     0         0
JP Morgan Chase & Co.        Common         46625H 10 0   3,661    100,000     SH         SOLE             100,000     0         0
Maxim Integrated Products    Common         57772K 10 1   5,019    300,000     SH         SOLE             300,000     0         0
McMoRan Exploration
  Corporation                Common         582411 10 4   7,333    660,000     SH         SOLE             660,000     0         0
Medtronic, Inc.              Common         585055 10 6   3,627    100,000     SH         SOLE             100,000     0         0
Motorola, Inc.               Common         620076 10 9   2,282    350,000     SH         SOLE             350,000     0         0
Murphy Oil Corporation       Common         626717 10 2  13,874    280,000     SH         SOLE             280,000     0         0
NewStar Financial, Inc.      Common         65261F 10 5   1,972    310,100     SH         SOLE             310,100     0         0
Nexen Inc.                   Common         65334H 10 2   3,934    200,000     SH         SOLE             200,000     0         0
Precision Castparts
  Corporation                Common         740189 10 5  10,292    100,000     SH         SOLE             100,000     0         0
RadiSys Corporation          Common         750459 10 9  11,329  1,190,000     SH         SOLE           1,190,000     0         0
Roper Industries, Inc.       Common         776696 10 6  12,871    230,000     SH         SOLE             230,000     0         0
Sonus Networks, Inc.         Common         835916 10 7   8,753  3,230,000     SH         SOLE           3,230,000     0         0
Vical Incorporated           Common         925602 10 4     806    260,000     SH         SOLE             260,000     0         0
Vodafone Group PLC           Sponsored ADR  92857W 20 9   5,788    280,000     SH         SOLE             280,000     0         0
Walgreen Co.                 Common         931422 10 9   6,141    230,000     SH         SOLE             230,000     0         0
Xerox Corporation            Common         984121 10 3   7,960    990,000     SH         SOLE             990,000     0         0